Fair Value Measurement Fair Value Measurement - Notional Amounts (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Natural Gas Futures
Derivative [Line Items]
U.S. dollar equivalent	$ 3,140	$ 6,580	$ 10,900
U.S. dollar equivalent, fair value	3,384	6,647	8,940
Foreign Exchange Contract
Derivative [Line Items]
U.S. dollar equivalent		0	1,629
U.S. dollar equivalent, fair value		$ 0	$ 1,694